Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2023
Right-Of-Use Assets And Lease Liabilities
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
13.1    Right-of-use assets

Reconciliation of changes in right-of-use assets as of December 31, 2023, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	18,320	17,839	—	1,805	22,903	60,867
Additions	894	13,714	—	37	18,686	33,331
Depreciation expenses	(687)	(4,509)	—	(987)	(11,088)	(17,271)
Transfer to property, plant and equipment	—	—	—	—	—	—
Other increases (decreases)	(228)	(1,586)	—	—	(1,920)	(3,734)
Total changes	(21)	7,619	—	(950)	5,678	12,326
Closing balance	18,299	25,458	—	855	28,581	73,193

Reconciliation of changes in right-of-use assets as of December 31, 2022, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	17,353	20,951	—	2,578	11,726	52,608
Additions	1,599	736	—	186	16,675	19,196
Depreciation expenses	(12)	(3,846)	—	(965)	(4,383)	(9,206)
Transfer to property, plant and equipment	(622)	—	—	—	(1,114)	(1,736)
Other increases (decreases)	2	(2)	—	6	(1)	5
Total changes	967	(3,112)	—	(773)	11,177	8,259
Closing balance	18,320	17,839	—	1,805	22,903	60,867
The Company’s lease activities included the following aspects:
(a)The nature of the Company’s lease activities is related to contracts focused primarily on business operations, mainly rights-of-use to equipment and real estate,
(b)The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as: (i) Variable lease payments, (ii) Extension options and termination options, (iii) Guaranteed residual value and (iv) Leases not yet undertaken but committed by the Company.
(c)These are not subject to restrictions or agreements imposed by contracts.
There were no sales transactions with leases later in the period.
13.2    Lease liabilities

	As of December 31, 2023		As of December 31, 2022
Lease liabilities	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	18,192	56,966	12,149	49,585
Total	18,192	56,966	12,149	49,585
i)    Current and non-current lease liabilities
(a)    As of December 31, 2023 and 2022, current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2023			Nominal amounts as of December 31,2023
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
93.007.00-9	SQM S.A.	Chile	Contract supplier	UF	3.49%	20	46	66	19	46	65
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	3.02%	344	1,034	1,378	321	977	1,298
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.54%	1,492	4,040	5,532	1,400	3,718	5,118
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.58%	726	1,863	2,589	645	1,640	2,285
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	UF	3.49%	18	43	61	18	42	60
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.97%	374	1,123	1,497	336	956	1,292
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.16%	2	7	9	2	2	4
76.359.919-1	Orcoma SpA	Chile	Contract supplier	UF	6.80%	1	2	3	1	2	3
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	4.93%	725	1,896	2,621	721	1,884	2,605
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	3.74%	711	2,131	2,842	633	1,953	2,586
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican peso	9.73%	262	789	1,051	240	747	987
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	1.30%	121	364	485	94	287	381
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	3.67%	106	267	373	97	244	341
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.20%	344	1,007	1,351	267	820	1,087
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	2.45%	5	17	22	5	17	22
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	15	48	63	14	44	58
Total						5,266	14,677	19,943	4,813	13,379	18,192

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2022			Nominal amounts as of December 31,2022
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
93.007.000-9	SQM S.A.	Chile	Contract supplier	UF	3.49%	20	59	79	18	55	73
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	2.75%	342	1,027	1,369	311	946	1,257
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.42%	1,010	2,929	3,939	917	2,700	3,617
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	3.10%	676	2,027	2,703	577	1,755	2,332
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	UF	3.49%	18	55	73	17	52	69
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.94%	342	886	1,228	306	790	1,096
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	2	7	9	2	4	6
76.359.919-1	Orcoma SpA	Chile	Contract supplier	UF	2.53%	1	4	5	1	4	5
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	3.45%	99	296	395	86	264	350
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican peso	7.84%	27	62	89	25	60	85
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	1.30%	102	306	408	96	290	386
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	2.90%	102	308	410	91	279	370
Foreign	SQM Australia PTY	Australia	Contract supplier	Australian dollar	4.42%	807	2,355	3,162	648	1,798	2,446
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	1.38%	5	17	22	5	17	22
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	8.51%	12	36	48	8	27	35
Total						3,565	10,374	13,939	3,108	9,041	12,149
(b)    As of December 31, 2023 and 2022, the non-current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2023				Amounts at amortized cost as of December 31, 2023
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	2.61%	1,176	1,079	—	2255	1,133	1,064	—	2197
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.88%	6,185	3,728	—	9,913	5,901	3,630	—	9,531
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.06%	3,799	5,594	311	9,704	3,348	5,312	310	8,970
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.97%	1,844	969	181	2,994	2,020	938	173	3,131
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	18	26	37	81	8	12	41	61
Foreign	SQM North América Corp.	Chile	Contract supplier	Dollar	4.99%	524	265	—	789	484	260	—	744
Foreign	SQM Comercial de México S.A. de C.V.	Chile	Contract supplier	Mexican Peso	6.79%	91	—	—	91	90	—	—	90
Foreign	SQM Comercial de México S.A. de C.V.	Chile	Contract supplier	Dollar	5.25%	3,197	1,131	—	4,328	3,040	1,105	—	4,145
Foreign	SQM Australia Pty	Mexico	Contract supplier	Australian dollar	4.92%	5,624	18,236	—	23,860	5,618	16,916	—	22,534
Foreign	SQM África Pty	Mexico	Contract supplier	Rand	9.20%	1,276	591	659	2,526	1,182	483	581	2,246
Foreign	SQM Colombia S.A.S.	Belgium	Contract supplier	Colombian peso	2.17%	1	—	—	1	1	—	—	1
Foreign	SQM Europe N.V.	United States	Contract supplier	Euro	1.30%	485	485	2,586	3,556	393	405	2,383	3,181
Foreign	SQM Iberian	Australia	Contract supplier	Euro	3.25%	61	61	16	138	58	60	17	135
Total						24,281	32,165	3,790	60,236	23,276	30,185	3,505	56,966

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2022				Amounts at amortized cost as of December 31, 2022
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
93.007.000-9	SQM S.A.	Chile	Contract supplier	UF	3.49%	66	—	—	66	65	—	—	65
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	Peso	3.55%	1,176	1,176	1,078	3,430	1,104	1,133	1,064	3,301
79.626.800-K	SQM Salar S.A.	Chile	Contract supplier	UF	2.86%	5,633	1,605	347	7,585	5,363	1,545	346	7,254
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	3.10%	4,248	5,595	2,176	12,019	3,696	5,152	2,135	10,983
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	UF	3.49%	61	—	—	61	60	—	—	60
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	2.24%	1,774	1,619	261	3,654	1,612	1,545	244	3,401
76.359.919-1	Orcoma Estudios SpA	Chile	Contract supplier	UF	2.53%	4	—	—	4	3	—	—	3
76.359.919-1	Orcoma Estudios SpA	Chile	Contract supplier	Peso	6.80%	18	26	46	90	8	11	47	66
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	3.11%	606	515	—	1,121	554	498	—	1,052
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican Peso	3.45%	789	362	—	1,151	738	356	—	1,094
Foreign	SQM Australia PTY	Australia	Contract supplier	Australian dollar	4.28%	3,955	5,584	23,894	33,433	3,023	1,619	16,102	20,744
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	1.90%	18	—	—	18	18	—	—	18
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	8.51%	12	36	48	96	82	42	—	124
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	1.30%	888	564	—	1,452	861	559	—	1,420
Total						19,248	17,082	27,850	64,180	17,187	12,460	19,938	49,585
Other lease disclosures
Total lease expenses related to lease payments that did not qualify under the scope of IFRS 16 were ThUS$ 93,049, ThUS$ 78,880 and ThUS$ 71,897 for the periods ended December 31, 2023, 2022 and 2021. See Note 20.8.
Expenses related to variable payments not included in lease liabilities were ThUS$4,700, ThUS$3,631 and ThUS$1,313 for the periods ending December 31, 2023, 2022 and 2021.
Income from subleases on right-of-use assets were ThUS$5, ThUS$142 and ThUS$146 as of December 31, 2023, 2022 and 2021, respectively.
Payments for contractual operating leases are disclosed in Note 4.2 Liquidity Risk.